Earnings per share/ADS	6 Months Ended
Sep. 30, 2020
Earnings per share/ADS

9.    Earnings per share/ADS

Following the Share Subdivision and the ADS Ratio Change as detailed in Note 2(a), each ordinary share was subdivided into eight ordinary shares and each ADS represents eight ordinary shares.

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of outstanding ordinary shares, adjusted for treasury shares. Basic earnings per ADS is derived from the basic earnings per share after the ADS Ratio Change.

For the calculation of diluted earnings per share, net income attributable to ordinary shareholders for basic earnings per share is adjusted by the effect of dilutive securities, including share-based awards, under the treasury stock method. Potentially dilutive securities, of which the amounts are insignificant, have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Diluted earnings per ADS is derived from the diluted earnings per share after the ADS Ratio Change.

9.    Earnings per share/ADS (Continued)

The following table sets forth the computation of basic and diluted net income per share/ADS for the following periods:

	Six months ended
	September 30,
	2019	2020

	(in millions of RMB, except share
	data and per share data)
Earnings per share
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	93,792	76,360
Dilution effect arising from share-based awards issued by subsidiaries and equity method investees	(15)	(26)
Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	93,777	76,334

Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	20,788	21,591
Adjustments for dilutive RSUs and share options (million shares)	296	352
Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	21,084	21,943
Net income per ordinary share — basic (RMB)	4.51	3.54
Net income per ordinary share — diluted (RMB)	4.45	3.48

Earnings per ADS
Net income per ADS — basic (RMB)	36.09	28.29
Net income per ADS — diluted (RMB)	35.58	27.83